Reorganization and IPO (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Reorganization And Inital Public Offering [Line Items]
Retained profits distributions to pre-IPO partners	$ 105,301
Repayment of principal amounts under the revolving credit agreement	90,000	0
Purchase of 2,720,823 Class A common units from certain investors	76,319	0
Financing activities using IPO net proceeds and cash on hand	$ 271,620